ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Account receivable
Trade accounts receivable	$ 637,421	$ 1,201,292	$ 2,532,114
Other accounts receivable	9,722	133,631	585,360
Total trade and other accounts receivables	647,143	1,334,923	3,117,474
Accounts Receivables
Account receivable
Trade receivables	637,421	1,201,292	2,532,114
Accounts receivable write down	489,449	26,931	5,071
Accounts Receivables | Loss Allowance
Account receivable
Trade receivables	(35,690)	(80,000)	(120,000)
Accounts Receivables | Not past due
Account receivable
Trade receivables	361,469	693,010	976,645
Accounts Receivables | Past due 0 - 30 days
Account receivable
Trade receivables	18,614	255,348	969,652
Accounts Receivables | 30 - 60 days
Account receivable
Trade receivables		79,600	54,064
Accounts Receivables | 60 - 90 days
Account receivable
Trade receivables	54,428	4,334	134,468
Accounts Receivables | 90 - 120 days
Account receivable
Trade receivables		139,000	189,640
Accounts Receivables | Over 120 days
Account receivable
Trade receivables	$ 238,600	$ 110,000	$ 327,645